Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 12	[1]	$ 2	[1],[2],[3]
Accounts receivable:
Trade, net of allowance for doubtful accounts of $1 million and less than $1 million, respectively	130		107
Affiliates	212		132
Inventories	67		76	[3]
Unrealized gains on derivative instruments	79		49
Other	3		2
Total current assets	503	[4]	368	[3],[4]
Property, plant and equipment, net	3,046		2,592	[3]
Goodwill	154		154
Intangible assets, net	129		137
Investments in unconsolidated affiliates	627		304	[3]
Unrealized gains on derivative instruments	87		70
Other long-term assets	21		20
Total assets	4,567		3,645	[3]
Accounts payable:
Trade	232		151
Affiliates	43		72
Short-term borrowings	335		0
Unrealized losses on derivative instruments	28		31
Capital spending accrual	24		44
Other	61		47
Total current liabilities	723		345
Long-term debt	1,590		1,620	[3]
Unrealized losses on derivative instruments	1		8
Other long-term liabilities	40		36
Total liabilities	2,354		2,009	[3]
Commitments and contingent liabilities
Equity:
Predecessor equity	40	[3]	399	[3]
Limited partners (89,045,139 and 61,346,058 common units issued and outstanding, respectively)	1,948		1,063
General partner	8		0
Accumulated other comprehensive loss	(11)		(15)	[3]
Total partners' equity	1,985		1,447	[3]
Noncontrolling interests	228		189	[3]
Total equity	2,213		1,636	[3]
Total liabilities and equity	$ 4,567		$ 3,645	[3]

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information during the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	The segment information as of and for the years ended December 31, 2013, 2012 and 2011, includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas. Transfers of net assets between entities under common control are accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information, similar to the pooling method.